Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Fair value on a non-recurring basis [Abstract]
Impaired financing receivable, recorded investment	$ 25,452	$ 21,857
Financial Assets [Abstract]
Investment securities available for sale, at fair value	37,991	31,278
Investment securities held to maturity, fair value	2,468	$ 1,292
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	437
Settlements	(437)
Ending balance	0
Minimum
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage		5.00%
Maximum
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage		10.00%
Carrying Value
Financial Assets [Abstract]
Cash and cash equivalents	42,113	$ 154,471
Investment securities available for sale, at fair value	37,991	31,278
Investment securities held to maturity, fair value	2,268	1,113
Restricted stock	6,172	5,858
Loans held for sale	1,541	419
Loans, net	995,184	1,222,082
Accrued interest receivable	4,025	5,191
Financial Liabilities [Abstract]
Demand and savings deposits	498,522	752,512
Time deposits	367,861	431,361
Borrowings	128,053	118,053
Accrued interest payable	719	1,390
Fair Value
Financial Assets [Abstract]
Cash and cash equivalents	42,113	154,471
Investment securities available for sale, at fair value	37,991	31,278
Investment securities held to maturity, fair value	2,468	1,292
Restricted stock	6,172	5,858
Loans held for sale	1,541	419
Loans, net	1,001,655	1,209,223
Accrued interest receivable	4,025	5,191
Financial Liabilities [Abstract]
Demand and savings deposits	498,522	752,512
Time deposits	368,863	433,575
Borrowings	127,552	118,965
Accrued interest payable	719	1,390
Level 1 | Fair Value
Financial Assets [Abstract]
Cash and cash equivalents	42,113	154,471
Investment securities available for sale, at fair value	0	0
Investment securities held to maturity, fair value	0	0
Restricted stock	0	0
Loans held for sale	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Demand and savings deposits	0	0
Time deposits	0	0
Borrowings	0	0
Accrued interest payable	0	0
Level 2 | Fair Value
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment securities available for sale, at fair value	37,991	31,278
Investment securities held to maturity, fair value	2,468	1,292
Restricted stock	0	0
Loans held for sale	1,541	419
Loans, net	976,660	1,187,975
Accrued interest receivable	4,025	5,191
Financial Liabilities [Abstract]
Demand and savings deposits	498,522	752,512
Time deposits	368,863	433,575
Borrowings	127,552	118,965
Accrued interest payable	719	1,390
Level 3 | Fair Value
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment securities available for sale, at fair value	0	0
Investment securities held to maturity, fair value	0	0
Restricted stock	6,172	5,858
Loans held for sale	0	0
Loans, net	24,995	21,248
Accrued interest receivable	0	0
Financial Liabilities [Abstract]
Demand and savings deposits	0	0
Time deposits	0	0
Borrowings	0	0
Accrued interest payable	0	0
Nonrecurring
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	9,093	6,921
OREO	7,248	5,124
Nonrecurring | Level 1
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 2
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0	0
OREO	0	0
Nonrecurring | Level 3
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	9,093	6,921
OREO	$ 7,248	$ 5,124